SHARE CAPITAL, SHARE PREMIUM AND OTHER RESERVES (Tables)	6 Months Ended
Jun. 30, 2024
SHARE CAPITAL, SHARE PREMIUM AND OTHER RESERVES
Summary of other reserves

The analysis of other reserves is as follows:

	For the six months ended 30 June
	2024					2023
	Cumulative translation reserve £m	EBT shares reserve[1] £m	Cash flow hedge reserve £m	Merger reserve £m	Total £m	Cumulative translation reserve £m	EBT shares reserve[1] £m	Cash flow hedge reserve £m	Merger reserve £m	Total £m
As at 1 January	626	(38)	139	(11,687)	(10,960)	1,046	—	150	(11,687)	(10,491)
Other comprehensive income	(75)	—	(16)	—	(91)	(385)	—	(9)	—	(394)
Shares transferred to employees	—	33	—	—	33	—	—	—	—	—
Capital reduction	—	1	—	—	1	—	—	—	—	—
As at 30 June	551	(4)	123	(11,687)	(11,017)	661	—	141	(11,687)	(10,885)

1.	Shares owned through an Employee Benefit Trust (EBT).